REVENUE - Disaggregation of Net Revenues by Major Source (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disaggregation of Revenue [Line Items]
Net sales	$ 7,068	$ 7,579	$ 13,074	$ 13,879
Finance and interest income	291	280	579	574
Rents and other income on operating lease	208	186	371	365
Finance, interest and other income	499	466	950	939
Total Revenues	7,567	8,045	14,024	14,818
Sales of goods
Disaggregation of Revenue [Line Items]
Net sales	6,808	7,384	12,565	13,449
Rendering of services
Disaggregation of Revenue [Line Items]
Net sales	159	76	304	185
Rents on assets sold with a buy-back commitment
Disaggregation of Revenue [Line Items]
Net sales	$ 101	$ 119	$ 205	$ 245